SCHEDULE OF INVESTMENTS (000)*

December 31, 2019 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

COMMON STOCK

Canada — 3.9%

Canadian Imperial Bank of Commerce	613,922	$51,088

Encana Corp.	22,927,410	107,350

Gildan Activewear Inc.	1,326,756	39,224

Manulife Financial Corp.	3,593,588	72,948

		270,610

China — 6.3%

Baidu Inc. ADR [1]	1,247,330	157,663

China Merchants Port Holdings Co. Ltd.	19,971,568	33,780

China Mobile Ltd.	25,294,147	212,616

Sinopharm Group Co. Ltd., Class H	8,647,494	31,572

		435,631

France — 7.7%

Air France-KLM [1]	3,052,718	33,982

BNP Paribas SA	2,403,963	142,458

Carrefour SA	5,071,971	85,054

Danone SA	1,078,676	89,416

Ingenico Group SA	253,116	27,484

Total SA	2,878,365	158,851

		537,245

Germany — 15.5%

BASF SE	3,423,813	257,940

Bayer AG	1,575,944	128,120

Deutsche Post AG	3,536,119	134,459

Infineon Technologies AG	1,685,166	38,075

Linde PLC	844,371	181,178

SAP SE	1,050,397	141,382

Siemens AG	1,519,278	198,406

		1,079,560

Ireland — 1.6%

Ryanair Holdings PLC ADR [1]	1,302,256	114,091

Italy — 3.5%

UniCredit SpA	16,700,131	244,106

Japan — 12.4%

Coca-Cola Bottlers Japan Holdings Inc.	873,000	22,305

East Japan Railway Co.	918,500	82,906

Fanuc Corp.	1,110,700	205,107

KDDI Corp.	3,570,100	106,519

Murata Manufacturing Co. Ltd.	647,200	39,834

Sompo Holdings Inc.	1,292,500	50,756

Sumitomo Mitsui Financial Group Inc.	2,308,000	85,247

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SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2019 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

Japan — (continued)

Takeda Pharmaceutical Co. Ltd.	6,787,300	$268,453

		861,127

Netherlands — 2.9%

Akzo Nobel NV	1,052,199	106,978

ING Groep NV	7,630,045	91,475

		198,453

South Korea — 5.0%

Samsung Electronics Co. Ltd.	3,869,596	186,463

SK Innovation Co. Ltd.	196,533	25,435

SK Telecom Co. Ltd.	656,718	135,316

		347,214

Spain — 1.0%

CaixaBank SA	22,779,434	71,494

Switzerland — 7.5%

ABB Ltd.	8,355,874	201,570

Aryzta AG [1]	20,967,343	23,432

Cie Financiere Richemont SA	388,267	30,343

Novartis AG	1,686,427	159,687

Roche Holding AG	326,781	106,205

		521,237

United Kingdom — 26.5%

AstraZeneca PLC	1,281,026	129,080

Aviva PLC	18,729,225	103,875

Balfour Beatty PLC	23,477,741	81,292

Barclays PLC	79,797,093	189,879

BP PLC	25,299,372	158,042

British American Tobacco PLC	4,566,934	195,486

Cobham PLC	12,999,345	28,282

Johnson Matthey PLC	1,743,378	69,187

Lloyds Banking Group PLC	64,025,813	53,006

Micro Focus International PLC	3,684,352	51,917

Prudential PLC	8,295,190	159,214

RELX PLC	2,942,143	74,261

Rolls-Royce Group PLC [1]	18,892,124	170,969

Royal Dutch Shell PLC, Class B	5,594,219	165,950

SSE PLC	5,136,889	97,881

Vodafone Group PLC	61,730,683	120,004

		1,848,325

Total Common Stock

(Cost $6,588,601) — 93.8%		6,529,093

2

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2019 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

PREFERRED STOCK

Germany — 4.5%

Volkswagen AG ‡	1,604,592	$315,846

Total Preferred Stock

(Cost $245,911) — 4.5%		315,846

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 1.500% **	85,883,825	85,884

Total Short-Term Investment

(Cost $85,884) — 1.2%		85,884

Total Investments — 99.5%

(Cost $6,920,396)		6,930,823

Other Assets in Excess of Liabilities — 0.5%		32,276

Net Assets — 100.0%		$6,963,099

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2019.
‡	There is currently no rate available.
1	Non-income producing security.

ADR	American Depositary Receipt

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SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2019 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2019:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Canada	$270,610	$—	$—	$270,610
China	435,631	—	—	435,631
France	537,245	—	—	537,245
Germany	—	1,079,560	—	1,079,560
Ireland	114,091	—	—	114,091
Italy	—	244,106	—	244,106
Japan	—	861,127	—	861,127
Netherlands	198,453	—	—	198,453
South Korea	—	347,214	—	347,214
Spain	71,494	—	—	71,494
Switzerland	—	521,237	—	521,237
United Kingdom	1,848,325	—	—	1,848,325

Total Common Stock	3,475,849	3,053,244	—	6,529,093

Preferred Stock	—	315,846	—	315,846

Short-Term Investment	85,884	—	—	85,884

Total Investments in Securities	$3,561,733	$3,369,090	$—	$6,930,823

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-001-3100

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